Document and Entity Information	12 Months Ended
Dec. 31, 2024
Cover [Abstract]
Entity Registrant Name	GCT Semiconductor Holding, Inc.
Document Type	PRE 14A
Amendment Flag	false
Entity Central Index Key	0001851961